Long-term Debt and Capital Lease Obligations	12 Months Ended
Dec. 31, 2015
Notes to Consolidated Financial Statements [Abstract]
Long-term Debt and Capital Lease Obligations

10. Long-term Debt and Capital Lease Obligations

As of December 31, 2015 and December 31, 2014, long-term debt and capital lease obligations consisted of the following:

	2015	2014
Amended 2012 Credit Agreement	$2.611.580	$2.881.930
Senior Notes	5.325.618	5.473.979
Equity-neutral convertible bonds	407.705	447.263
Accounts Receivable Facility	50.185	340.575
Capital lease obligations	40.621	40.991
Other	82.113	143.026
Long-term debt and capital lease obligations	$8.517.822	$9.327.764
Less current portion	(664.335)	(313.607)
Long-term debt and capital lease obligations, less current portion	$7.853.487	$9.014.157

The Company’s long-term debt as of December 31, 2015, all of which ranks equally in rights of payment, are described as follows:

Amended 2012 Credit Agreement

The Company originally entered into a syndicated credit facility of $3,850,000 and a 5 year period (the “2012 Credit Agreement”) with a large group of banks and institutional investors (collectively, the “Lenders”) on October 30, 2012. On November 26, 2014, the 2012 Credit Agreement was amended to increase the total credit facility to approximately $4,400,000 (approximately $4,000,000 as of December 31, 2015 due to quarterly repayments and currency effects) and extend the term for an additional two years until October 30, 2019.

As of December 31, 2015, the Amended 2012 Credit Agreement consists of:

  A revolving credit facility of approximately $1,500,000 comprising a $1,000,000 revolving facility and a €400,000 revolving facility, which will be due and payable on October 30, 2019.
  A term loan facility of $2,300,000, also scheduled to mature on October 30, 2019. Quarterly repayments of $50,000 began in January 2015 with the remaining balance outstanding due October 30, 2019.
  A term loan facility of €276,000 scheduled to mature on October 30, 2019. Quarterly repayments of €6,000 began in January 2015 with the remaining balance outstanding due October 30, 2019.

Interest on the credit facilities is, at the Company’s option, at a rate equal to either (i) LIBOR or EURIBOR (as applicable) plus an applicable margin or (ii) the Base Rate as defined in the Amended 2012 Credit Agreement plus an applicable margin. At December 31, 2015 and 2014, the dollar-denominated tranches outstanding under the Amended 2012 Credit Agreement had a weighted average interest rate of 1,72% and 1,61%, respectively. At December 31, 2015 and 2014, the euro-denominated tranche had an interest rate of 1,38% and 1,42%, respectively.

The applicable margin is variable and depends on the Company’s Consolidated Leverage Ratio which is a ratio of its consolidated funded debt less cash and cash equivalents held by the Consolidated Group to Consolidated EBITDA (as these terms are defined in the Amended 2012 Credit Agreement).

In addition to scheduled principal payments, indebtedness outstanding under the Amended 2012 Credit Agreement would be reduced by portions of the net cash proceeds received from certain sales of assets.

Obligations under the Amended 2012 Credit Agreement are secured by pledges of capital stock of certain material subsidiaries in favor of the Lenders.

The Amended 2012 Credit Agreement contains affirmative and negative covenants with respect to the Company and its subsidiaries. Under certain circumstances these covenants limit indebtedness, investments, and restrict the creation of liens. Under the Amended 2012 Credit Agreement the Company is required to comply with a maximum consolidated leverage ratio (ratio of consolidated funded debt less cash and cash equivalents held by the Consolidated Group to consolidated EBITDA). Additionally, the Amended 2012 Credit Agreement provides for a limitation on dividends, share buy-backs and similar payments. Dividends to be paid are subject to an annual basket, which is €400,000 ($435,480 at December 31, 2015) for 2016, and will increase in subsequent years. Additional dividends and other restricted payments may be made subject to the maintenance of a maximum leverage ratio.

In default, the outstanding balance under the Amended 2012 Credit Agreement becomes immediately due and payable at the option of the Lenders.

The following table shows the available and outstanding amounts under the Amended 2012 Credit Agreement at December 31, 2015 and 2014:

	Maximum Amount Available2015		Balance Outstanding 2015(1)

Revolving Credit USD	$1.000.000	$1.000.000	$25.110	$25.110
Revolving Credit EUR	€400.000	$435.480	€-	$-
USD Term Loan	$2.300.000	$2.300.000	$2.300.000	$2.300.000
EUR Term Loan	€276.000	$300.481	€276.000	$300.481
		$4.035.961		$2.625.591

	Maximum Amount Available2014		Balance Outstanding2014(1)

Revolving Credit USD	$1.000.000	$1.000.000	$35.992	$35.992
Revolving Credit EUR	€400.000	$485.640	€-	$-
USD Term Loan	$2.500.000	$2.500.000	$2.500.000	$2.500.000
EUR Term Loan	€300.000	$364.230	€300.000	$364.230
		$4.349.870		$2.900.222

(1) Amounts shown are excluding debt issuance costs.

In addition, at December 31, 2015 and December 31, 2014, the Company had letters of credit outstanding in the amount of $3.600 and $6.893, respectively, under the USD revolving credit facility, which are not included above as part of the balance outstanding at those dates but which reduce available borrowings under the applicable revolving credit facility.

Senior Notes

At December 31, 2015 and 2014, the Company’s Senior Notes consisted of the following:

Issuer/Transaction	Face Amount	Maturity	Coupon	Book value2015	Book value2014
FMC Finance VI S.A. 2010	€250.000	July 15, 2016	5,50%	$271.409	$301.206
FMC Finance VIII S.A. 2011(1)	€100.000	October 15, 2016	3,45%	$108.735	$121.052
FMC US Finance, Inc. 2007	$500.000	July 15, 2017	6 7/8%	$497.363	$495.631
FMC Finance VIII S.A. 2011	€400.000	September 15, 2018	6,50%	$430.600	$478.182
FMC US Finance II, Inc. 2011	$400.000	September 15, 2018	6,50%	$395.678	$394.080
FMC US Finance II, Inc. 2012	$800.000	July 31, 2019	5,625%	$796.505	$795.014
FMC Finance VIII S.A. 2012	€250.000	July 31, 2019	5,25%	$270.655	$301.357
FMC US Finance II, Inc. 2014	$500.000	October 15, 2020	4,125%	$495.944	$495.092
FMC US Finance, Inc. 2011	$650.000	February 15, 2021	5,75%	$642.167	$640.626
FMC Finance VII S.A. 2011	€300.000	February 15, 2021	5,25%	$324.045	$360.807
FMC US Finance II, Inc. 2012	$700.000	January 31, 2022	5,875%	$696.086	$694.918
FMC US Finance II, Inc. 2014	$400.000	October 15, 2024	4,75%	$396.431	$396.014
				$5.325.618	$5.473.979

(1) This note carries a variable interest rate which was 3.45% at December 31, 2015.

All Senior Notes are unsecured and guaranteed on a senior basis jointly and severally by the Company and by FMCH and Fresenius Medical Care Deutschland GmbH (“D-GmbH”), ( together with FMCH, the “Guarantor Subsidiaries”). The issuers may redeem the Senior Notes (except for the Floating Rate Senior Notes) at any time at 100% of principal plus accrued interest and a premium calculated pursuant to the terms of the indenture. The holders have the right to request that the issuers repurchase the Senior Notes at 101% of principal plus accrued interest upon the occurrence of a change of control of the Company followed by a decline in the ratings of the respective Senior Notes.

The Company has agreed to a number of covenants to provide protection to the holders which, under certain circumstances, limit the ability of the Company and its subsidiaries to, among other things, incur debt, incur liens, engage in sale-leaseback transactions and merge or consolidate with other companies or sell assets. At December 31, 2015, the Company was in compliance with all of its covenants under the Senior Notes.

Equity-neutral Convertible Bonds

On September 19, 2014, the Company issued €400,000 ($514,080 at issuance) principal amount of equity-neutral convertible bonds (the “Convertible Bonds”) which have a coupon of 1.125% and are due on January 31, 2020. The bonds were issued at par. The current conversion price is €73.6354. Beginning November 2017, bond holders can exercise the conversion rights embedded in the bonds at certain dates. In order to fully offset the economic exposure from the conversion feature, the Company purchased call options on its shares (“Share Options”). Any increase of the Company’s share price above the conversion price would be offset by a corresponding value increase of the Share Options. The Company will amortize the remaining cost of these options and various other offering costs over the life of these bonds in the amount of €25.512 ($27.775 at December 31, 2015), effectively increasing the total interest rate to 2.611%. The Convertible Bonds are jointly and severally guaranteed by FMCH and D-GmbH.

Accounts Receivable Facility

The Company refinanced the Accounts Receivable Facility on November 24, 2014 for a term expiring on November 24, 2017 with the available borrowings at $800,000.

The following table shows the available and outstanding amounts under the Accounts Receivable Facility at December 31, 2015 and December 31, 2014.

	Maximum Amount Available(1)		Balance Outstanding(2)
	2015	2014	2015	2014

Accounts Receivable Facility	$800.000	$800.000	$51.000	$341.750

(1) Subject to availability of sufficient accounts receivable meeting funding criteria.
(2) Amounts shown are excluding debt issuance costs.

	Maximum Amount Available(1)		Balance Outstanding(2)
	2015	2014	2015	2014

Accounts Receivable Facility	$800.000	$800.000	$51.000	$341.750

(1) Subject to availability of sufficient accounts receivable meeting funding criteria.
(2) Amounts shown are excluding debt issuance costs.

The Company also had letters of credit outstanding under the Accounts Receivable Facility in the amount of $16.622 at December 31, 2015 and $66.622 at December 31, 2014. These letters of credit are not included above as part of the balance outstanding at December 31, 2015 and 2014; however, they reduce available borrowings under the Accounts Receivable Facility.

Under the Accounts Receivable Facility, certain receivables are sold to NMC Funding Corporation (“NMC Funding”), a wholly-owned subsidiary. NMC Funding then assigns percentage ownership interests in the accounts receivable to certain bank investors. Under the terms of the Accounts Receivable Facility, NMC Funding retains the right, at any time, to recall all the then outstanding transferred interests in the accounts receivable. Consequently, the receivables remain on the Company’s Consolidated Balance Sheet and the proceeds from the transfer of percentage ownership interests are recorded as long-term debt.

NMC Funding pays interest to the bank investors calculated based on the commercial paper rates for the particular tranches selected. At December 31, 2015 and 2014, the interest rate was 0,89% and 0,65%, respectively. Refinancing fees, which include legal costs and bank fees, are amortized over the term of the facility.

Other

At December 31, 2015 and 2014, in conjunction with certain acquisitions and investments, the Company had pending payments of purchase considerations totaling approximately $4.115 and $34.973, respectively, of which $2.597 and $31.369, respectively, were classified as the current portion of long-term debt.

Annual Payments

Aggregate annual payments applicable to the Amended 2012 Credit Agreement, Senior Notes, the Convertible Bonds, the Accounts Receivable Facility, capital leases and other borrowings for the five years subsequent to December 31, 2015 and thereafter are:

2016	$665.237
2017	808.731
2018	1.070.566
2019	3.024.520
2020	940.395
Thereafter	2.091.194
$8.600.643